LISTING EXPENSES - Schedule of net assets (Details) - Endurance Acquisition Corp [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 27, 2022	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Price Adjustment Shares	$ 212,675	$ 212,575	[1]
Issuance of shares	149,657	$ 149,628	[2]
Private Warrants	1,681
Public Warrants	2,203
PIPE Warrants	22
Net Liability of Business Combination	687
Forward Purchase Agreement- Liabilities	13,306
Increase (decrease) liabilities	380,231
Total Cash	(7,813)
Forward Purchase Agreement- Assets	(42,502)
Increase (decrease) in asset (liability)	(50,315)
Other Listing Expenses	3,410
Total	$ 333,326

[1]	See note 15.
[2]	Price based on the market price prior to the SPAC transaction.